Note 7 - Borrowings (Details Textual) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 01, 2018	Feb. 14, 2018	Sep. 22, 2015	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 24, 2018	Jan. 01, 2018	Mar. 29, 2017	Oct. 28, 2016	Jun. 15, 2016
Line of Credit Facility, Maximum Borrowing Capacity			$ 50,000,000
Debt Instrument, Covenant, Compliance Target Minimum Revenue Second Year			$ 23,000,000										$ 18,000,000
Debt Conversion, Original Debt, Amount							$ 38,000,000	$ 42,794,000
Debt Instrument, Redemption Initial Prepayment Premium Percentage			5.00%
Debt Instrument, Redemption Annual Decline in Prepayment Premium Percentage			1.00%
Debt Instrument, Redemption Prepayment Premium Percentage after Fifth Year			0.00%
Debt Instrument, Financing Fee Percentage			1.50%
Debt Instrument, Final Facility Fee Percentage		15.00%	7.00%
Debt Instrument, Covenant Compliance Cash and Certain Cash Equivalents Minimum		$ 3,500,000	$ 5,000,000							$ 50,000,000	$ 2,500,000
Debt Instrument, Covenant Compliance Target Minimum Revenue First Year			7,000,000
Debt Instrument, Covenant Compliance Target Minimum Revenue Third Year			40,000,000
Debt Instrument, Covenant Compliance Target Minimum Revenue Fourth Year			50,000,000
Debt Instrument, Covenant Compliance Target Minimum Revenue Fifth Year			60,000,000
Debt Instrument, Covenant Compliance Target Minimum Revenue after Year Five			$ 70,000,000
Debt Instrument, Covenant Compliance Prepayment Multiplier for Revenue Shortfall			2
Debt Instrument, Covenant Compliance Target Minimum Revenue Sixth Year		15,000,000
Debt Instrument, Covenant Compliance Target Minimum Revenue Seventh Year		20,000,000
Debt Instrument, Covenant Compliance Target Minimum Revenue Eighth Year		25,000,000
Share Price				$ 0.83		$ 0.83		$ 3
Common Stock [Member]
Stock Issued During Period, Shares, New Issues	728,500				216,618	3,813,559			23,452
Securities Purchase Agreement with CRG [Member] | Common Stock [Member]
Stock Purchase Agreement, Maximum Amount			$ 5,000,000
Stock Issued During Period, Shares, New Issues			870
Shares Issued, Price Per Share			$ 5,596.40
Stock Purchase Agreement Trading Days for Average Price Calculation			10 days
Share Price			$ 5,588
Shares Issued Premium per Share			$ 8.40
CRG [Member] | Loan Agreement [Member]
Long-term Debt, Revenue Milestone, Additional Amount Allowed to Borrow												$ 10,000,000
CRG [Member] | Loan Agreement [Member] | Series A Preferred Stock Purchase Agreement with CRG [Member]
Debt Conversion, Original Debt, Amount		38,000,000
Debt Conversion, Fees and Prepayment Premium Amount		$ 3,800,000
Interest Expense, Debt, Total								$ 3,800,000
Debt Instrument, Interest Rate, Stated Percentage			12.50%
Debt Instrument, Cash Payment of Interest Minimum Percentage			8.50%
Debt Instrument, Maximum Percentage of Interest Convertible into Additional Loans			4.00%
Debt Instrument Period for Interest and Principal Payments			2 years
CRG [Member] | Loan Agreement [Member]
Debt Instrument, Face Amount								2,000,000
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net, Total			$ 1,300,000	$ 630,000		$ 630,000		757,000	$ 716,000					$ 154,000
Amortization of Debt Discount (Premium)				$ 42,000	$ 30,000	$ 127,000	$ 84,000	$ 117,000	$ 203,000
CRG [Member] | Loan Agreement [Member] | First Tranche, Borrowed on September 22, 2015 [Member]
Debt Instrument, Face Amount			30,000,000
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net, Total			876,000
Debt Instrument, Financing Fee			450,000
Debt Instrument, Other Costs Allocated to Debt Discount			541,000
Debt Instrument, Common Stock Premium Offset Against Debt Discount			$ 115,000
CRG [Member] | Loan Agreement [Member] | Second Tranche, Borrowed on June 15, 2016 [Member]
Debt Instrument, Face Amount														10,000,000
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net, Total														275,000
Debt Instrument, Financing Fee														150,000
Debt Instrument, Other Costs Allocated to Debt Discount														$ 125,000